Vessels and Equipment - Drydocking activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Drydocking activity
Balance at the beginning of the year	$ 40,587	$ 24,595
Costs incurred for drydocking	58	19,375
Costs re-allocated to drydocking due to change of contract		7,849
Drydock amortization	(6,744)	(11,232)
Balance at the end of the year	$ 33,901	$ 40,587